Goodwill and Other Intangibles	12 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles

8. Goodwill and Other Intangibles

The following tables present activity in the Company’s goodwill and finite-lived and indefinite-lived intangible assets for the years ended March 31, 2024 and 2023.

(Dollars in thousands)	March 31, 2023	Impairment	March 31, 2024	Amortization Period
Goodwill
Ben Liquidity	$1,725,880	$(1,725,880)	$—	Indefinite
Ben Custody	594,219	(583,323)	10,896	Indefinite
Ben Insurance	37,942	(37,942)	—	Indefinite
Ben Markets	9,885	(7,175)	2,710	Indefinite
Total goodwill	2,367,926	(2,354,320)	13,606	Indefinite
Insurance license	3,100	—	3,100	Indefinite
Total goodwill and intangible assets	$2,371,026	$(2,354,320)	$16,706

(Dollars in thousands)	March 31, 2022	Additions[1]	Reporting Unit Allocation	Impairment	March 31, 2023	Amortization Period
Goodwill	$2,367,750	$176	$(2,367,926)	$—	$—	Indefinite
Ben Liquidity	—	—	1,725,880	—	1,725,880	Indefinite
Ben Custody	—	—	594,219	—	594,219	Indefinite
Ben Insurance	—	—	37,942	—	37,942	Indefinite
Ben Markets	—	—	9,885	—	9,885	Indefinite
Total goodwill	2,367,750	176	—	—	2,367,926	Indefinite
Insurance license	3,100	—	—	—	3,100	Indefinite
Total goodwill and intangible assets	$2,370,850	$176	$—	$—	$2,371,026

[1]	The additional goodwill resulted from the purchase of MHT Securities, as discussed in Note 1.

Barring a triggering event that suggests possible impairment, the Company conducts impairment tests for goodwill and indefinite-lived assets during the fourth quarter each fiscal year, using generally accepted valuation methods. The Company conducts its annual impairment test on January 1 of each fiscal year.

As previously discussed in Note 6, during each of the fiscal quarters of 2024, primarily as a result of significant, sustained declines in our Class A common stock price and the Company’s related market capitalization, we concluded that it was more likely than not that the fair value of our reporting units was below their carrying amount. This resulted in us performing interim impairment assessments each fiscal quarter. As a result, during fiscal 2024, we wrote the carrying value of the Ben Liquidity, Ben Custody, Ben Insurance, and Ben Markets reporting units down to their estimated fair value and recognized cumulatively during fiscal 2024 a non-cash goodwill impairment charge of $2.4 billion, which is reflected in loss on impairment of goodwill in the consolidated statements of comprehensive income (loss). Prior to the goodwill impairment recorded during the current fiscal year, the Company had not previously recorded any impairments of goodwill. As such, the cumulative impairment loss as of March 31, 2024, is $2.4 billion.

The Company determined there was no impairment of goodwill or indefinite-lived intangible assets during the year ended March 31, 2023.

For each impairment assessment during 2024, the Company computed the fair value of each reporting unit by computing the overall enterprise value of the Company by valuing its various equity instruments, primarily based on the Class A common stock price per share. The overall enterprise value was allocated to each reporting units using the discounted cash flow method to estimate the relative value of each reporting unit based on their future cash flows using a multi-year forecast, and a terminal value calculated using a long-term growth rate that was informed based on our industry, analyst reports of a public company peer set, current and expected future economic conditions and management expectations. The discount rate used to discount these future cash flows was determined using a capital asset pricing model based on the market value of equity of a public company peer set, adjusted for risk characteristics and expectations specific to the reporting unit, combined with an assessment of the cost of debt.

For its 2023 annual impairment assessment, the Company used a linear interpolation method to estimate the enterprise value between two valuation dates, which were each valued using third-party market transactions involving the Company’s equity securities. The significant assumptions used in these two approaches include growth rates and the weighted-average cost of capital used to discount future cash flows. The Company believes that the linear interpolation methodology provides the most reasonable basis for the valuation of its enterprise value because the Company did not identify any significant events that occurred during the intervening periods that would have caused a material change in fair value.

Prior to 2023, the Company had one reporting unit. As previously mentioned, Ben filed a Registration Statement on Form S-4 on December 9, 2022, which initiated the requirement for Ben to comply with segment reporting and thus allocate its goodwill to its reporting units based on their relative fair values. As such, for 2023, the Company allocated the total enterprise value to each of its reporting units. This allocation involved the use of multiple assumptions, including estimated discounted cash flows and other estimates that may change over time. For example, a key assumption in determining the allocation of Ben’s overall enterprise value to each of our reporting units involves the use of forecasted free cash flows generated by our business over the next five years and includes assumptions regarding expected growth of new service offerings and products. While our assumption reflects management’s best estimates of future performance, predicting the rate of growth attributable to newly launched products results in increased estimation uncertainty.

Finally, management has determined that none of the Company’s goodwill is deductible for tax purposes.